Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 93,282	$ 178,513
Short-term investments	723	32,091
Accounts receivable (note 5)	46,849	59,315
Inventories (note 6)	41,824	40,626
Prepaid expenses	4,641	6,072
Current portion of deferred income tax assets (note 19(b))	3,556	3,109
Total current assets	190,875	319,726
Long-term investments (note 7)	33,324	22,128
Other assets	3,819	2,245
Property, plant and equipment (note 9)	58,134	67,349
Intangible assets (note 10)	27,920	38,344
Deferred income tax assets (note 19(b))	271	379
Goodwill (note 11)	23,352	41,500
Total assets	337,695	491,671
Current liabilities:
Accounts payable and accrued liabilities (note 12)	55,502	54,792
Current portion of deferred revenue	1,782	6,727
Current portion of deferred income tax liabilities (note 19(b))	398	468
Current portion of long-term debt (note 13)	18,955	53,025
Current portion of warranty liability (note 14)	9,696	9,955
Total current liabilities	86,333	124,967
Warranty liability (note 14)	13,413	18,890
Long-term debt (note 13)	59,587	12,988
Deferred revenue	3,795	4,580
Deferred income tax liabilities (note 19(b))	4,954	4,903
Other long-term liabilities (note 15)	1,605	2,441
Total liabilities	169,687	168,769
Share capital (note 17):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 63,480,722 (2013 - 62,733,762) common shares	930,857	916,497
Other equity instruments	7,767	13,834
Additional paid in capital	9,837	8,205
Accumulated deficit	(764,960)	(615,342)
Accumulated other comprehensive income	(15,493)	(292)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	168,008	322,902
Commitments and contingencies (note 22)
Total liabilities and shareholders' equity	$ 337,695	$ 491,671